Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Operating Leases $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Supplemental Cash Flow Information Related To Operating Leases Abstract
Cash payments for operating leases	$ 329